Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000027778 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027778 | Insmed, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027778 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027778 | Ascendis Pharma AS
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027778 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027778 | Jabil, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027778 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027778 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027778 | API Group Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027778 | Tapestry, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027778 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	25.40%
C000027778 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	22.30%
C000027778 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	17.60%
C000027778 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	14.10%
C000027778 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000027778 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000027778 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	3.10%
C000027778 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027778 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000027778 | SectorGovernment
Holdings [Line Items]
Percent of Total Investments	0.20%
C000027778 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.40%
C000027780 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027780 | Insmed, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027780 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027780 | Ascendis Pharma AS
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027780 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027780 | Jabil, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027780 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027780 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027780 | API Group Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027780 | Tapestry, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027780 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	25.40%
C000027780 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	22.30%
C000027780 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	17.60%
C000027780 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	14.10%
C000027780 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000027780 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000027780 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	3.10%
C000027780 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027780 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000027780 | SectorGovernment
Holdings [Line Items]
Percent of Total Investments	0.20%
C000027780 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.40%
C000027786 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	2.00%
C000027786 | TotalEnergies SE
Holdings [Line Items]
Percent of Total Investments	1.40%
C000027786 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027786 | Schneider Electric SE
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027786 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027786 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027786 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027786 | Legrand SA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027786 | Lasertec Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027786 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027786 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027786 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	15.10%
C000027786 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.40%
C000027786 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	23.40%
C000027786 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	9.10%
C000027786 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	9.60%
C000027786 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000027786 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027786 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000027786 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027786 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027786 | SectorInvestment Companies (ETF)
Holdings [Line Items]
Percent of Total Investments	0.40%
C000027786 | SectorDiversified
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000027786 | Japan
Holdings [Line Items]
Percent of Total Investments	21.00%
C000027786 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.10%
C000027786 | United States
Holdings [Line Items]
Percent of Total Investments	10.00%
C000027786 | Canada
Holdings [Line Items]
Percent of Total Investments	8.40%
C000027786 | France
Holdings [Line Items]
Percent of Total Investments	7.10%
C000027786 | Germany
Holdings [Line Items]
Percent of Total Investments	5.20%
C000027786 | Italy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000027786 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.00%
C000027786 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000027786 | Australia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000027786 | Spain
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027786 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027786 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027786 | China
Holdings [Line Items]
Percent of Total Investments	1.80%
C000027786 | Norway
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027786 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027786 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027786 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027786 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.80%
C000027788 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	2.00%
C000027788 | TotalEnergies SE
Holdings [Line Items]
Percent of Total Investments	1.40%
C000027788 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027788 | Schneider Electric SE
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027788 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027788 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027788 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027788 | Legrand SA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027788 | Lasertec Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027788 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027788 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027788 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	15.10%
C000027788 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.40%
C000027788 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	23.40%
C000027788 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	9.10%
C000027788 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	9.60%
C000027788 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000027788 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027788 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000027788 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027788 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027788 | SectorInvestment Companies (ETF)
Holdings [Line Items]
Percent of Total Investments	0.40%
C000027788 | SectorDiversified
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000027788 | Japan
Holdings [Line Items]
Percent of Total Investments	21.00%
C000027788 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.10%
C000027788 | United States
Holdings [Line Items]
Percent of Total Investments	10.00%
C000027788 | Canada
Holdings [Line Items]
Percent of Total Investments	8.40%
C000027788 | France
Holdings [Line Items]
Percent of Total Investments	7.10%
C000027788 | Germany
Holdings [Line Items]
Percent of Total Investments	5.20%
C000027788 | Italy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000027788 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.00%
C000027788 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000027788 | Australia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000027788 | Spain
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027788 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027788 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027788 | China
Holdings [Line Items]
Percent of Total Investments	1.80%
C000027788 | Norway
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027788 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027788 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027788 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027788 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.80%
C000027790 | MaturityLess than 1 Year
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027790 | Maturity1 to 3 Years
Holdings [Line Items]
Percent of Total Investments	8.70%
C000027790 | Maturity3 to 5 Years
Holdings [Line Items]
Percent of Total Investments	10.20%
C000027790 | Maturity5 to 10 Years
Holdings [Line Items]
Percent of Total Investments	21.30%
C000027790 | Maturity10 to 30 Years
Holdings [Line Items]
Percent of Total Investments	53.60%
C000027790 | MaturityGreater than 30 Years
Holdings [Line Items]
Percent of Total Investments	4.90%
C000027790 | AssetCorporate Debt
Holdings [Line Items]
Percent of Total Investments	33.10%
C000027790 | AssetMortgage Backed Securities - U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	28.00%
C000027790 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
C000027790 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000027790 | AssetMortgage Backed Securities - Private Issuers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000027790 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000027790 | AssetSovereign Debt Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000027790 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000027790 | AssetCash Equivalents
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027792 | MaturityLess than 1 Year
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027792 | Maturity1 to 3 Years
Holdings [Line Items]
Percent of Total Investments	8.70%
C000027792 | Maturity3 to 5 Years
Holdings [Line Items]
Percent of Total Investments	10.20%
C000027792 | Maturity5 to 10 Years
Holdings [Line Items]
Percent of Total Investments	21.30%
C000027792 | Maturity10 to 30 Years
Holdings [Line Items]
Percent of Total Investments	53.60%
C000027792 | MaturityGreater than 30 Years
Holdings [Line Items]
Percent of Total Investments	4.90%
C000027792 | AssetCorporate Debt
Holdings [Line Items]
Percent of Total Investments	33.10%
C000027792 | AssetMortgage Backed Securities - U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	28.00%
C000027792 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
C000027792 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000027792 | AssetMortgage Backed Securities - Private Issuers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000027792 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000027792 | AssetSovereign Debt Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000027792 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000027792 | AssetCash Equivalents
Holdings [Line Items]
Percent of Total Investments	1.00%
C000106516 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Total Investments	12.10%
C000106516 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106516 | Tencent Holdings Ltd.FR_BMMV2K9030
Holdings [Line Items]
Percent of Total Investments	3.70%
C000106516 | SK Hynix, Inc.FR_6450269070
Holdings [Line Items]
Percent of Total Investments	2.30%
C000106516 | Alibaba Group Holding Ltd.FR_BK6YZP9020
Holdings [Line Items]
Percent of Total Investments	1.90%
C000106516 | HDFC Bank Ltd.FR_BK1N469070
Holdings [Line Items]
Percent of Total Investments	1.30%
C000106516 | Ping An Insurance Group Co. of China Ltd.FR_B01FLR9030
Holdings [Line Items]
Percent of Total Investments	0.90%
C000106516 | Credicorp Ltd.FR_G2519Y1080
Holdings [Line Items]
Percent of Total Investments	0.90%
C000106516 | Samsung Electronics Co. Ltd.FR_6773819071.4640
Holdings [Line Items]
Percent of Total Investments	0.80%
C000106516 | Chroma ATE, Inc.FR_6212109050
Holdings [Line Items]
Percent of Total Investments	0.80%
C000106516 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	0.40%
C000106516 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	8.20%
C000106516 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	9.30%
C000106516 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	22.20%
C000106516 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.10%
C000106516 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	26.20%
C000106516 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000106516 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	12.10%
C000106516 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000106516 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106516 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.40%
C000106516 | SectorDiversified
Holdings [Line Items]
Percent of Total Investments	0.40%
C000106516 | China
Holdings [Line Items]
Percent of Total Investments	24.70%
C000106516 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.10%
C000106516 | Taiwan
Holdings [Line Items]
Percent of Total Investments	19.60%
C000106516 | South Korea
Holdings [Line Items]
Percent of Total Investments	13.90%
C000106516 | India
Holdings [Line Items]
Percent of Total Investments	11.20%
C000106516 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.90%
C000106516 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.70%
C000106516 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000106516 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.40%
C000106516 | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000106516 | Peru
Holdings [Line Items]
Percent of Total Investments	12.00%
C000106518 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_6889109000
Holdings [Line Items]
Percent of Total Investments	12.10%
C000106518 | Samsung Electronics Co. Ltd.FR_6771720090
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106518 | Tencent Holdings Ltd.FR_BMMV2K9030
Holdings [Line Items]
Percent of Total Investments	3.70%
C000106518 | SK Hynix, Inc.FR_6450269070
Holdings [Line Items]
Percent of Total Investments	2.30%
C000106518 | Alibaba Group Holding Ltd.FR_BK6YZP9020
Holdings [Line Items]
Percent of Total Investments	1.90%
C000106518 | HDFC Bank Ltd.FR_BK1N469070
Holdings [Line Items]
Percent of Total Investments	1.30%
C000106518 | Ping An Insurance Group Co. of China Ltd.FR_B01FLR9030
Holdings [Line Items]
Percent of Total Investments	0.90%
C000106518 | Credicorp Ltd.FR_G2519Y1080
Holdings [Line Items]
Percent of Total Investments	0.90%
C000106518 | Samsung Electronics Co. Ltd.FR_6773819071.4640
Holdings [Line Items]
Percent of Total Investments	0.80%
C000106518 | Chroma ATE, Inc.FR_6212109050
Holdings [Line Items]
Percent of Total Investments	0.80%
C000106518 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	0.40%
C000106518 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	8.20%
C000106518 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	9.30%
C000106518 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	22.20%
C000106518 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.10%
C000106518 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	26.20%
C000106518 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000106518 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	12.10%
C000106518 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000106518 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106518 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.40%
C000106518 | SectorDiversified
Holdings [Line Items]
Percent of Total Investments	0.40%
C000106518 | China
Holdings [Line Items]
Percent of Total Investments	24.70%
C000106518 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.10%
C000106518 | Taiwan
Holdings [Line Items]
Percent of Total Investments	19.60%
C000106518 | South Korea
Holdings [Line Items]
Percent of Total Investments	13.90%
C000106518 | India
Holdings [Line Items]
Percent of Total Investments	11.20%
C000106518 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.90%
C000106518 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.70%
C000106518 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000106518 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.40%
C000106518 | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000106518 | Peru
Holdings [Line Items]
Percent of Total Investments	12.00%
C000128966 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	3.40%
C000128966 | United States
Holdings [Line Items]
Percent of Total Investments	63.80%
C000128966 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000128966 | South Africa
Holdings [Line Items]
Percent of Total Investments	27.00%
C000128966 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	3.60%
C000128966 | AssetCorporate Debt
Holdings [Line Items]
Percent of Total Investments	34.00%
C000128966 | AssetMortgage Backed Securities - U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	8.00%
C000128966 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Total Investments	5.50%
C000128966 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000128966 | AssetMortgage Backed Securities - Private Issuers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000128966 | AssetSovereign Debt Obligations
Holdings [Line Items]
Percent of Total Investments	15.00%
C000128966 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.70%
C000128966 | AssetCash Equivalents
Holdings [Line Items]
Percent of Total Investments	3.40%
C000128966 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	15.60%
C000128966 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.80%
C000128966 | AssetConvertible Debt
Holdings [Line Items]
Percent of Total Investments	1.80%
C000128966 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000128966 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000128966 | AssetPurchased Currency Options
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000128968 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	3.40%
C000128968 | United States
Holdings [Line Items]
Percent of Total Investments	63.80%
C000128968 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000128968 | South Africa
Holdings [Line Items]
Percent of Total Investments	27.00%
C000128968 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	3.60%
C000128968 | AssetCorporate Debt
Holdings [Line Items]
Percent of Total Investments	34.00%
C000128968 | AssetMortgage Backed Securities - U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	8.00%
C000128968 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Total Investments	5.50%
C000128968 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000128968 | AssetMortgage Backed Securities - Private Issuers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000128968 | AssetSovereign Debt Obligations
Holdings [Line Items]
Percent of Total Investments	15.00%
C000128968 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.70%
C000128968 | AssetCash Equivalents
Holdings [Line Items]
Percent of Total Investments	3.40%
C000128968 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	15.60%
C000128968 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.80%
C000128968 | AssetConvertible Debt
Holdings [Line Items]
Percent of Total Investments	1.80%
C000128968 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000128968 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000128968 | AssetPurchased Currency Options
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000246251 | MaturityLess than 1 Year
Holdings [Line Items]
Percent of Total Investments	6.10%
C000246251 | Maturity1 to 3 Years
Holdings [Line Items]
Percent of Total Investments	40.80%
C000246251 | Maturity3 to 5 Years
Holdings [Line Items]
Percent of Total Investments	28.70%
C000246251 | Maturity5 to 10 Years
Holdings [Line Items]
Percent of Total Investments	8.20%
C000246251 | Maturity10 to 30 Years
Holdings [Line Items]
Percent of Total Investments	12.60%
C000246251 | MaturityGreater than 30 Years
Holdings [Line Items]
Percent of Total Investments	3.60%
C000246251 | AssetCorporate Debt
Holdings [Line Items]
Percent of Total Investments	42.00%
C000246251 | AssetMortgage Backed Securities - U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	7.90%
C000246251 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Total Investments	18.60%
C000246251 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.40%
C000246251 | AssetMortgage Backed Securities - Private Issuers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000246251 | AssetSovereign Debt Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000246251 | AssetCash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.30%
C000246251 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	1.80%
C000246249 | MaturityLess than 1 Year
Holdings [Line Items]
Percent of Total Investments	6.10%
C000246249 | Maturity1 to 3 Years
Holdings [Line Items]
Percent of Total Investments	40.80%
C000246249 | Maturity3 to 5 Years
Holdings [Line Items]
Percent of Total Investments	28.70%
C000246249 | Maturity5 to 10 Years
Holdings [Line Items]
Percent of Total Investments	8.20%
C000246249 | Maturity10 to 30 Years
Holdings [Line Items]
Percent of Total Investments	12.60%
C000246249 | MaturityGreater than 30 Years
Holdings [Line Items]
Percent of Total Investments	3.60%
C000246249 | AssetCorporate Debt
Holdings [Line Items]
Percent of Total Investments	42.00%
C000246249 | AssetMortgage Backed Securities - U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	7.90%
C000246249 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Total Investments	18.60%
C000246249 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.40%
C000246249 | AssetMortgage Backed Securities - Private Issuers
Holdings [Line Items]
Percent of Total Investments	6.80%
C000246249 | AssetSovereign Debt Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000246249 | AssetCash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.30%
C000246249 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	1.80%

[1]	Less than 0.1%
[2]	Less than 0.1%
[3]	Less than 0.1%
[4]	Less than 0.1%
[5]	Less than 0.1%
[6]	Less than 0.1%